IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                   P.O. Box 9507
                                                           Boston, MA 02114-9507
                                                                  (617) 570-4600






Integrated ARROs Fund I (the "Fund")

February, 2002

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 2001. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

                          Independent Auditors' Report

To the Unit-holders, Board of Directors of the Sponsor, and Trustee of Integrated ARROs Fund I

We have audited the accompanying statements of financial condition of Integrated ARROs Fund I (the "Fund") as of December 31, 2001 and 2000, including the schedule of portfolio investments as of December 31, 2001, and the related statements of operations and changes in net assets for the years then ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 2001. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund I as of December 31, 2001 and 2000, and the results of its operations and changes in its net assets for the years then ended and the selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note 2, the financial statements include investments in payment obligations valued at $10,487,712 and $9,650,779 as of December 31, 2001 and 2000, respectively, whose values have been stated at the lower of fair market value, as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values, or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of fair market value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.



                                                 /s/ Imowitz Koenig & Co., LLP
                                                 -----------------------------
                                                 Certified Public Accountants

New York, New York
February 5, 2002


                            Integrated ARROs Fund I
                        Statements of Financial Condition


                                                                                         December 31,
                                                                          ------------------------------------------
Assets                                                                           2001                    2000
                                                                          ------------------       -----------------
Cash and Cash Equivalents                                                         $ 267,037               $ 427,934

Investments in payment obligations, at minimum
termination value (cost $2,634,352)                                              10,487,712               9,650,779
                                                                          ------------------       -----------------

Total Assets                                                                     10,754,749              10,078,713

Liabilities

Distributions Payable                                                               267,037                 427,934
                                                                          ------------------       -----------------

Net Assets                                                                      $10,487,712             $ 9,650,779
                                                                          ==================       =================

Net Asset Value per unit (2,771 units outstanding)                               $ 3,784.81              $ 3,482.78
                                                                          ==================       =================

                        See notes to finacial statement


                             Integrated ARROs Fund I
                            Statements of Operations


                                                                        Year Ended December 31,
                                                                ----------------------------------------
                                                                      2001                    2000
                                                                -----------------       ----------------
Investment Income:

    Interest and discount earned, net of fund expenses               $ 2,162,266              $ 812,892
                                                                =================       ================



                       See notes to financial statements


                            Integrated ARROs Fund I
                       Statements of Changes in Net Assets


                                                                       Year Ended December 31,
                                                               ----------------------------------------
                                                                     2001                    2000
                                                               -----------------       ----------------
Decrease in net assets from operations:


Net investment income                                               $ 2,162,266              $ 812,892
                                                               -----------------       ----------------

Net increase in net assets resulting from operations                  2,162,266                812,892

Total declared as distributions to Unit Holders                      (1,325,333)            (1,490,871)
                                                               -----------------       ----------------

Net increase (decrease) in net assets                                   836,933               (677,979)

Net assets:

Beginning of period                                                   9,650,779             10,328,758
                                                               -----------------       ----------------

End of period                                                       $10,487,712            $ 9,650,779
                                                               =================       ================

                        See notes to finacial statement

                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.   ORGANIZATION

    Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

    The Fund was formed in April 1987 for the purpose of realizing appreciation in value and deferring the receipt of income through investments in a portfolio consisting of seven contract rights for the payment of money (the "Payment Obligations"). The Payment Obligations were sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated Resources, Inc. ("Integrated"). The Payment Obligations were originally entered into by seven privately offered, single purpose limited partnerships (the "Partnership(s)") previously sponsored by Integrated that had acquired and net leased commercial real estate. Pursuant to the Consummation of Integrated's Plan of Reorganization ("the Plan"), on November 3, 1994, the Sponsor is a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.


2.   SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation

     The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

     Federal Income Taxes

     The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

     Cash and Cash Equivalents

     Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

     Use of Estimates

     The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.



3.   THE SPONSOR

     IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

     Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company, LLC ("NorthStar Presidio"), an affiliate of NorthStar Capital, provided administrative services to Presidio through October 25, 1999. Thereafter, administrative services were provided to Presidio by AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party. NorthStar Presidio and AP-PCC in turn provided services to the Fund. The board of directors of Presidio is authorized to designate the officers and directors of the Sponsor, whose names, titles, principal occupations during the past five years and the date they began office is set forth in Note 5, Commitments and Contingencies.

4.   THE PAYMENT OBLIGATIONS

     The seven Payment Obligations acquired by the Fund were issued from 1981 to 1982 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered.

     Payments on the seven Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms"), ranging from 20 to 25 years, of the respective net leases. Interest at simple interest rates ranging from 13% to 18.5% accrues on the principal amount for each Payment Obligation. Payments on the Payment Obligations are scheduled to commence approximately 15 years after commencement of the Primary Terms of each net lease.

     If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made in a timely manner.


     If a sale is made, the balance of the principal and accrued interest thereon may be declared by the Fund, at its discretion, to be immediately due and payable. Upon the disposition by a Partnership of its entire interest in the property (or properties), the Partnership shall be obligated to pay the Fund (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. The Fund does not have the right to accelerate the payment of any Payment Obligation in the event that a Partnership does not sell its property at the end of the Primary Term, so long as the Partnership remains current on its payments under the Payment Obligation. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.


5.   COMMITMENTS AND CONTINGENCIES

     The Trust Indenture provides that the Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

     The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While Integrated's bankruptcy did not directly affect the Fund, and had no effect on the portfolio of the Fund, the bankruptcy did affect the Sponsor, which had no source of revenues other than Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Integrated ARROs Fund II ("Fund II"), an affiliate. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994, in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time (based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs) that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund II, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1997, approximately $61,000 remained of the original Settlement Fund. However, the Settlement Fund was fully depleted during the first half of 1998. The Trustee may establish a reserve fund, set aside out of the proceeds of the Payment Obligations, to pay future expenses of administering the Fund. Consequently, the Trustee paid $37,441 and $33,689 in such expenses from the proceeds of Payment Obligations received by the Fund in 2001 and 2000, respectively.

     Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Winthrop Management, LLC, 7 Bulfinch Place, Suite 500, P.O. Box 9507, Boston, Massachusetts 02114-9507.


       NAME             POSITION WITH SPONSOR             DIRECTOR/OFFICER SINCE    PRINCIPAL  OCCUPATIONS  DURING  PAST 5 YEARS
       ----             ---------------------             ----------------------    --------------------------------------------
 Dallas E. Lucas    Director, Vice President and Treasurer     August 1998           Mr. Lucas   joined  NorthStar  Capital in
                                                                                     August  1998.  From  1994  until  then he
                                                                                     was  the  Chief   Financial   Officer  of
                                                                                     Crescent  Real Estate  Equities  Company.
                                                                                     Prior   to  that   he  was  a   financial
                                                                                     consulting   and  audit  manager  in  the
                                                                                     real  estate  services  group  of  Arthur
                                                                                     Andersen LLP



 David King         Director and President                    November 1997          Mr.  King  joined  NorthStar  Capital  in
                    Secretary                                 November 2000          November 1997. From 1990 to 1997 Mr. King
                                                                                     was  associated with  Olympia  &  York
                                                                                     Companies (USA) where he held the position
                                                                                     of  Senior Vice  President  of  Finance.
                                                                                     Prior  to that Mr. King was  employed  with
                                                                                     Bankers Trust in its real estate finance
                                                                                     group.


 Steven Kauff       Director and Vice President               July 1999              Mr.  Kauff  joined  NorthStar  Capital in
                                                                                     July  1999.  From  1996 to 1999 Mr  Kauff
                                                                                     was a  Manager  in the  Real  Estate  and
                                                                                     Hospitality   Services  Group  of  Arthur
                                                                                     Andersen  LLP . Prior to  joining  Arthur
                                                                                     Andersen  LLP,  Mr.  Kauff was with Price
                                                                                     Waterhouse   LLP  in  the   Real   Estate
                                                                                     Industry Services Group.


6.   DISTRIBUTION PAYABLE

     The Trustee declared a $267,037 ($96.37 per unit) distribution payable to unitholders of record as of December 31, 2001. Such distribution was paid on January 15, 2002.

7.   SIGNIFICANT TRANSACTIONS

     In May 1996, the tenant of the Huntsville, Texas property, one of five properties owned by Elway Associates, exercised the economic discontinuance clause contained in its lease. This clause generally allows the tenant to purchase the property for a predetermined amount set forth in the lease upon declaring that continued use and occupancy of the property was economically unsuitable. As a result, Elway Associates wire transferred sale proceeds of $1,149,699 to the Fund's Trustee in partial satisfaction of the Elway payment obligation. The amount received in this case was substantially in excess of the portion of the Minimum Termination Amount allocable to the Huntsville, Texas property. While the Trust Indenture provides for the acceptance of involuntary sale (such as in an economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease), it does not specifically provide for acceptance of involuntary sale proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation, as is the case here. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee that received the Elway sale proceeds did not agree to allow the Elway payment in partial satisfaction of the associated payment obligation and placed the Elway sale proceeds in an interest-bearing account separate from that of the Fund, pending resolution of this issue. The Elway primary and renewal term payments were reduced on a pro-rata basis to reflect the involuntary sale of the Huntsville, Texas property.

     Effective March 29, 1998, the Sponsor arranged for the replacement of the Trustee for both Fund II and the Fund with a new trustee (the "Successor Trustee") which had a broader interpretation of the Trust Indenture with regard to partial prepayments received from a multi-property partnership. On April 1, 1998, a supplemental agreement to the original Trust Indenture was entered into between the Successor Trustee for the Fund, the Sponsor of the Fund, and the Partnerships (including Elway) that have Payment Obligations to the Fund. Such agreement allows for, among other things, the partial prepayment of a multi-property Partnership's Payment Obligation in the event of an involuntary sale of one of its properties. As a result of such agreement, the payment of $1,149,699 made by Elway Associates in May of 1996 in connection with an involuntary sale was accepted by the Successor Trustee as a partial prepayment of Elway's Payment Obligation and was subsequently distributed, together with interest earned since its receipt of $103,526, on June 5, 1998.

     The payment made by Elway was insufficient to cover that portion of Elway's Payment Obligation allocable to the Huntsville Property. In accordance with the terms of the Supplemental Agreement, such shortfall, amounting to $381,150 (including accrued interest), was repaid during 1998 from cash flow generated by Elway after the payment of the reduced payments to the Fund and was included in subsequent distributions made for 1998.

8.   IMPAIRMENT OF SECURITY

     The carrying value of the Partnership's portfolio investment in Denville Associates, LP was reduced to its estimated fair market value as of December 31, 2000 due to a decline in the credit rating of the lessee. In 2001, the lessee's credit rating rebounded and its estimated fair market value increased accordingly.


                             Integrated ARROs Fund I
Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental Data




                                                                           YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------------------------

                                                   2001              2000            1999            1998             1997
                                               ------------     ------------     ------------     -----------     ------------

Per Unit Operating Performance

Net asset value, beginning of period           $   3,482.78     $   3,727.45     $   3,754.79     $  4,159.59     $   3,920.28

Net investment income                                780.32           293.36           509.65          634.59           459.69

Distributions                                       (478.29)         (538.03)         (536.99)      (1,039.39)         (220.38)
                                               ------------     ------------     ------------     -----------     ------------

Net asset value, end of period                 $   3,784.81     $   3,482.78     $   3,727.45     $  3,754.79     $   4,159.59
                                               ============     ============     ============     ===========     ============

Total investment return                        $     780.32     $     293.36     $     509.65     $    634.59     $     459.69
                                               ============     ============     ============     ===========     ============

Ratios/Supplemental Data

Net assets, end of period                      $ 10,487,712     $  9,650,779     $ 10,328,758     $10,404,532     $ 11,526,225

Ratio of expenses to average net assets                0.37%            0.34%            0.32%           0.13%             N/A

Ratio of net investment income to average
net assets                                            21.47%            8.14%           13.62%          16.04%           11.38%

Portfolio turnover rate                                 N/A               N/A             N/A             N/A              N/A


                             Integrated ARROs Fund I
                        Schedule of Portfolio Investments
                                December 31, 2001

                                                                                                       Discount To
Partnership/                                                                                           Arrive at
Date Payment                                                     Original    Simple                     Minimum
 Obligation                    Property           Type of        Principal  Interest     Accrued      Termination
  Incurred     Lessee          Location(s)        Property        Amount      Rate       Interest        Amount
----------------------------------------------------------------------------------------------------------------------------
Walando        Walgreen        Orlando, FL        Office/       $820,000      13.0%     $1,409,236     $1,250,706
03/18/81       Company                            Warehouse
                                                  Building


Santex (2)     Albertson's     Venice, FL         Retail         570,000      17.0%      1,133,757        774,723
07/01/81       Inc.            Livermore, CA      Facilities


Lando          Albertson's     Portland, OR       Retail         783,451      16.0%      1,968,896      1,753,384
10/21/81       Inc.            Orlando, FL        Facilities
(amended                       Huntsville, AL
04/15/82)


Denville       Xerox           Lewisville, TX     Plant          963,048      15.0%      2,400,731      2,199,899
12/22/81       Corporation                        Facility
(amended
01/27/84)


Elway          Safeway         Billings, MT       Retail       1,429,042      18.5%      4,020,496      3,330,260
03/18/82       Stores, Inc.    Fort Worth, TX     Facilities          (5)
                               Aurora, CO
                               Mamoth Lakes, C


Walstaff       Walgreen        Flagstaff, AZ      Warehouse/   1,159,762      16.0%      2,719,492      1,859,191
04/15/82       Arizona                            Distribution
(amended       Drug Co.                           Building
06/17/82)      (3)


Walcreek       Hercules        Walnut Creek,      Office       1,306,709      18.5%      2,796,636      1,825,381
08/01/82       Credit Inc.     CA                 Building
(amended       (4)
06/29/83,
12/3/84)
                                                             -----------              ------------    -----------
                                                              $7,032,012               $16,449,244    $12,993,544
                                                             ===========              ============    ===========


Partnership/
Date Payment          Periodic                 Minimum
 Obligation           Payment During         Termination
  Incurred            Primary Term (1)         Amount
--------------------------------------------------------
Walando               5/1/96-4/1/06          $  978,530
03/18/81              $11,883/mo



Santex (2)            9/1/96-8/1/06             929,034
07/01/81              $13,342/mo


Lando                 7/1/97-1/1/07             998,963
10/21/81              $62,656/semi
(amended
04/15/82)


Denville              8/1/98-7/1/08           1,163,880
12/22/81              $12,038/mo
(amended
01/27/84)


Elway                 7/1/97-6/1/07           2,119,278
03/18/82              $22,027/mo (5)                 (5)




Walstaff              12/1/98-6/1/03          2,020,063
04/15/82              $156,738/semi
(amended
06/17/82)


Walcreek              10/1/97-9/1/07          2,277,964
08/01/82              $30,155/mo
(amended
06/29/83,
12/3/84)
                                            -----------
                                            $10,487,712
                                            ===========

(1) Primary Term of the applicable net lease.
(2) Two Payment Obligations, one for each property, treated as one.
(3) Guaranteed by Walgreen Company.
(4) Guaranteed by Hercules Incorporated
(5) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease.


                             INTEGRATED ARROS FUND I
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 2001 THROUGH DECEMBER 31, 2001


                ACCRUED                      ACCRUED                     ACCRUED                       ACCRUED
   DATE        INTEREST        DATE         INTEREST         DATE        INTEREST         DATE        INTEREST         DATE
---------     ----------     ---------     ----------     ---------     ----------     ---------     ----------     ---------
01-Jan-01     16,490,739     23-Feb-01     16,570,456     17-Apr-01     16,560,728     09-Jun-01     16,551,001     01-Aug-01
02-Jan-01     16,493,930     24-Feb-01     16,573,648     18-Apr-01     16,563,920     10-Jun-01     16,554,193     02-Aug-01
03-Jan-01     16,497,122     25-Feb-01     16,576,839     19-Apr-01     16,567,112     11-Jun-01     16,557,384     03-Aug-01
04-Jan-01     16,500,314     26-Feb-01     16,580,031     20-Apr-01     16,570,304     12-Jun-01     16,560,576     04-Aug-01
05-Jan-01     16,503,506     27-Feb-01     16,583,223     21-Apr-01     16,573,495     13-Jun-01     16,563,768     05-Aug-01
06-Jan-01     16,506,697     28-Feb-01     16,586,415     22-Apr-01     16,576,687     14-Jun-01     16,566,960     06-Aug-01
07-Jan-01     16,509,889     01-Mar-01     16,500,161     23-Apr-01     16,579,879     15-Jun-01     16,570,151     07-Aug-01
08-Jan-01     16,513,081     02-Mar-01     16,503,353     24-Apr-01     16,583,071     16-Jun-01     16,573,343     08-Aug-01
09-Jan-01     16,516,273     03-Mar-01     16,506,545     25-Apr-01     16,586,262     17-Jun-01     16,576,535     09-Aug-01
10-Jan-01     16,519,464     04-Mar-01     16,509,737     26-Apr-01     16,589,454     18-Jun-01     16,579,727     10-Aug-01
11-Jan-01     16,522,656     05-Mar-01     16,512,928     27-Apr-01     16,592,646     19-Jun-01     16,582,918     11-Aug-01
12-Jan-01     16,525,848     06-Mar-01     16,516,120     28-Apr-01     16,595,838     20-Jun-01     16,586,110     12-Aug-01
13-Jan-01     16,529,039     07-Mar-01     16,519,312     29-Apr-01     16,599,029     21-Jun-01     16,589,302     13-Aug-01
14-Jan-01     16,532,231     08-Mar-01     16,522,504     30-Apr-01     16,602,221     22-Jun-01     16,592,494     14-Aug-01
15-Jan-01     16,535,423     09-Mar-01     16,525,695     01-May-01     16,515,968     23-Jun-01     16,595,685     15-Aug-01
16-Jan-01     16,538,615     10-Mar-01     16,528,887     02-May-01     16,519,160     24-Jun-01     16,598,877     16-Aug-01
17-Jan-01     16,541,806     11-Mar-01     16,532,079     03-May-01     16,522,351     25-Jun-01     16,602,069     17-Aug-01
18-Jan-01     16,544,998     12-Mar-01     16,535,271     04-May-01     16,525,543     26-Jun-01     16,605,261     18-Aug-01
19-Jan-01     16,548,190     13-Mar-01     16,538,462     05-May-01     16,528,735     27-Jun-01     16,608,452     19-Aug-01
20-Jan-01     16,551,382     14-Mar-01     16,541,654     06-May-01     16,531,927     28-Jun-01     16,611,644     20-Aug-01
21-Jan-01     16,554,573     15-Mar-01     16,544,846     07-May-01     16,535,118     29-Jun-01     16,614,836     21-Aug-01
22-Jan-01     16,557,765     16-Mar-01     16,548,038     08-May-01     16,538,310     30-Jun-01     16,618,028     22-Aug-01
23-Jan-01     16,560,957     17-Mar-01     16,551,229     09-May-01     16,541,502     01-Jul-01     16,312,380     23-Aug-01
24-Jan-01     16,564,149     18-Mar-01     16,554,421     10-May-01     16,544,694     02-Jul-01     16,315,572     24-Aug-01
25-Jan-01     16,567,340     19-Mar-01     16,557,613     11-May-01     16,547,885     03-Jul-01     16,318,764     25-Aug-01
26-Jan-01     16,570,532     20-Mar-01     16,560,805     12-May-01     16,551,077     04-Jul-01     16,321,955     26-Aug-01
27-Jan-01     16,573,724     21-Mar-01     16,563,996     13-May-01     16,554,269     05-Jul-01     16,325,147     27-Aug-01
28-Jan-01     16,576,916     22-Mar-01     16,567,188     14-May-01     16,557,461     06-Jul-01     16,328,339     28-Aug-01
29-Jan-01     16,580,107     23-Mar-01     16,570,380     15-May-01     16,560,652     07-Jul-01     16,331,531     29-Aug-01
30-Jan-01     16,583,299     24-Mar-01     16,573,572     16-May-01     16,563,844     08-Jul-01     16,334,722     30-Aug-01
31-Jan-01     16,586,491     25-Mar-01     16,576,763     17-May-01     16,567,036     09-Jul-01     16,337,914     31-Aug-01
01-Feb-01     16,500,238     26-Mar-01     16,579,955     18-May-01     16,570,228     10-Jul-01     16,341,106     01-Sep-01
02-Feb-01     16,503,429     27-Mar-01     16,583,147     19-May-01     16,573,419     11-Jul-01     16,344,298     02-Sep-01
03-Feb-01     16,506,621     28-Mar-01     16,586,339     20-May-01     16,576,611     12-Jul-01     16,347,489     03-Sep-01
04-Feb-01     16,509,813     29-Mar-01     16,589,530     21-May-01     16,579,803     13-Jul-01     16,350,681     04-Sep-01
05-Feb-01     16,513,005     30-Mar-01     16,592,722     22-May-01     16,582,994     14-Jul-01     16,353,873     05-Sep-01
06-Feb-01     16,516,196     31-Mar-01     16,595,914     23-May-01     16,586,186     15-Jul-01     16,357,065     06-Sep-01
07-Feb-01     16,519,388     01-Apr-01     16,509,661     24-May-01     16,589,378     16-Jul-01     16,360,256     07-Sep-01
08-Feb-01     16,522,580     02-Apr-01     16,512,852     25-May-01     16,592,570     17-Jul-01     16,363,448     08-Sep-01
09-Feb-01     16,525,772     03-Apr-01     16,516,044     26-May-01     16,595,761     18-Jul-01     16,366,640     09-Sep-01
10-Feb-01     16,528,963     04-Apr-01     16,519,236     27-May-01     16,598,953     19-Jul-01     16,369,832     10-Sep-01
11-Feb-01     16,532,155     05-Apr-01     16,522,428     28-May-01     16,602,145     20-Jul-01     16,373,023     11-Sep-01
12-Feb-01     16,535,347     06-Apr-01     16,525,619     29-May-01     16,605,337     21-Jul-01     16,376,215     12-Sep-01
13-Feb-01     16,538,539     07-Apr-01     16,528,811     30-May-01     16,608,528     22-Jul-01     16,379,407     13-Sep-01
14-Feb-01     16,541,730     08-Apr-01     16,532,003     31-May-01     16,611,720     23-Jul-01     16,382,599     14-Sep-01
15-Feb-01     16,544,922     09-Apr-01     16,535,194     01-Jun-01     16,525,467     24-Jul-01     16,385,790     15-Sep-01
16-Feb-01     16,548,114     10-Apr-01     16,538,386     02-Jun-01     16,528,659     25-Jul-01     16,388,982     16-Sep-01
17-Feb-01     16,551,306     11-Apr-01     16,541,578     03-Jun-01     16,531,850     26-Jul-01     16,392,174     17-Sep-01
18-Feb-01     16,554,497     12-Apr-01     16,544,770     04-Jun-01     16,535,042     27-Jul-01     16,395,366     18-Sep-01
19-Feb-01     16,557,689     13-Apr-01     16,547,961     05-Jun-01     16,538,234     28-Jul-01     16,398,557     19-Sep-01
20-Feb-01     16,560,881     14-Apr-01     16,551,153     06-Jun-01     16,541,426     29-Jul-01     16,401,749     20-Sep-01
21-Feb-01     16,564,073     15-Apr-01     16,554,345     07-Jun-01     16,544,617     30-Jul-01     16,404,941     21-Sep-01
22-Feb-01     16,567,264     16-Apr-01     16,557,537     08-Jun-01     16,547,809     31-Jul-01     16,408,133     22-Sep-01




    ACCRUED                      ACCRUED                      ACCRUED
    INTEREST        DATE        INTEREST         DATE        INTEREST
   ----------     ---------     ----------     ---------     ----------
   16,321,879     23-Sep-01     16,401,597     15-Nov-01     16,391,869
   16,325,071     24-Sep-01     16,404,789     16-Nov-01     16,395,061
   16,328,263     25-Sep-01     16,407,980     17-Nov-01     16,398,253
   16,331,455     26-Sep-01     16,411,172     18-Nov-01     16,401,444
   16,334,646     27-Sep-01     16,414,364     19-Nov-01     16,404,636
   16,337,838     28-Sep-01     16,417,555     20-Nov-01     16,407,828
   16,341,030     29-Sep-01     16,420,747     21-Nov-01     16,411,020
   16,344,222     30-Sep-01     16,423,939     22-Nov-01     16,414,211
   16,347,413     01-Oct-01     16,337,686     23-Nov-01     16,417,403
   16,350,605     02-Oct-01     16,340,877     24-Nov-01     16,420,595
   16,353,797     03-Oct-01     16,344,069     25-Nov-01     16,423,787
   16,356,989     04-Oct-01     16,347,261     26-Nov-01     16,426,978
   16,360,180     05-Oct-01     16,350,453     27-Nov-01     16,430,170
   16,363,372     06-Oct-01     16,353,644     28-Nov-01     16,433,362
   16,366,564     07-Oct-01     16,356,836     29-Nov-01     16,436,554
   16,369,755     08-Oct-01     16,360,028     30-Nov-01     16,439,745
   16,372,947     09-Oct-01     16,363,220     01-Dec-01     16,353,492
   16,376,139     10-Oct-01     16,366,411     02-Dec-01     16,356,684
   16,379,331     11-Oct-01     16,369,603     03-Dec-01     16,359,876
   16,382,522     12-Oct-01     16,372,795     04-Dec-01     16,363,067
   16,385,714     13-Oct-01     16,375,987     05-Dec-01     16,366,259
   16,388,906     14-Oct-01     16,379,178     06-Dec-01     16,369,451
   16,392,098     15-Oct-01     16,382,370     07-Dec-01     16,372,643
   16,395,289     16-Oct-01     16,385,562     08-Dec-01     16,375,834
   16,398,481     17-Oct-01     16,388,754     09-Dec-01     16,379,026
   16,401,673     18-Oct-01     16,391,945     10-Dec-01     16,382,218
   16,404,865     19-Oct-01     16,395,137     11-Dec-01     16,385,410
   16,408,056     20-Oct-01     16,398,329     12-Dec-01     16,388,601
   16,411,248     21-Oct-01     16,401,521     13-Dec-01     16,391,793
   16,414,440     22-Oct-01     16,404,712     14-Dec-01     16,394,985
   16,417,632     23-Oct-01     16,407,904     15-Dec-01     16,398,177
   16,331,378     24-Oct-01     16,411,096     16-Dec-01     16,401,368
   16,334,570     25-Oct-01     16,414,288     17-Dec-01     16,404,560
   16,337,762     26-Oct-01     16,417,479     18-Dec-01     16,407,752
   16,340,954     27-Oct-01     16,420,671     19-Dec-01     16,410,944
   16,344,145     28-Oct-01     16,423,863     20-Dec-01     16,414,135
   16,347,337     29-Oct-01     16,427,055     21-Dec-01     16,417,327
   16,350,529     30-Oct-01     16,430,246     22-Dec-01     16,420,519
   16,353,721     31-Oct-01     16,433,438     23-Dec-01     16,423,711
   16,356,912     01-Nov-01     16,347,185     24-Dec-01     16,426,902
   16,360,104     02-Nov-01     16,350,377     25-Dec-01     16,430,094
   16,363,296     03-Nov-01     16,353,568     26-Dec-01     16,433,286
   16,366,488     04-Nov-01     16,356,760     27-Dec-01     16,436,477
   16,369,679     05-Nov-01     16,359,952     28-Dec-01     16,439,669
   16,372,871     06-Nov-01     16,363,144     29-Dec-01     16,442,861
   16,376,063     07-Nov-01     16,366,335     30-Dec-01     16,446,053
   16,379,255     08-Nov-01     16,369,527     31-Dec-01     16,449,244
   16,382,446     09-Nov-01     16,372,719
   16,385,638     10-Nov-01     16,375,911
   16,388,830     11-Nov-01     16,379,102
   16,392,022     12-Nov-01     16,382,294
   16,395,213     13-Nov-01     16,385,486
   16,398,405     14-Nov-01     16,388,677